N-6	Dec. 31, 2022
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Nationwide Advisory VUL
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – There are no surrender charges upon a full surrender of the policy.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The policy owner may also be charged for other transactions as follows:
•  Percent of Premium Charge – Deducted from any Premium payment applied to a policy that is in excess of the no-lapse guarantee annual premium.
• Indexed Interest Strategy Charge – Assessed upon creation of an Index Segment in an
Indexed Interest Strategy.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to any Partial Surrender Fee and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the
Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy
Riders and Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

These fees and expenses do not reflect investment advisory fees you may pay to a third party financial intermediary from the policy’s Cash Value or from other assets. If such charges were reflected, the fees and expenses would be higher.

A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.59%[1]	2.18%[1]
1As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Sub-Account Fee (see Low Cost Sub-Account Fee).

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Surrender Charge – There are no surrender charges upon a full surrender of the policy.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges [Text Block]
Transaction Charges
The policy owner may also be charged for other transactions as follows:
•  Percent of Premium Charge – Deducted from any Premium payment applied to a policy that is in excess of the no-lapse guarantee annual premium.
• Indexed Interest Strategy Charge – Assessed upon creation of an Index Segment in an
Indexed Interest Strategy.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (periodic charges)
In addition to any Partial Surrender Fee and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the
Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy
Riders and Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

These fees and expenses do not reflect investment advisory fees you may pay to a third party financial intermediary from the policy’s Cash Value or from other assets. If such charges were reflected, the fees and expenses would be higher.

A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.59%[1]	2.18%[1]
1As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Sub-Account Fee (see Low Cost Sub-Account Fee).

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.59%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.18%
Investment Options (of Other Amount) Minimum [Percent]	0.59%
Investment Options (of Other Amount) Maximum [Percent]	2.18%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Sub-Account Fee (see Low Cost Sub-Account Fee).
Risks [Table Text Block]
Risk of Loss	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks). The primary benefit of this policy is life insurance coverage, and it is designed for long term financial planning. In addition, the policy may limit partial surrenders in the early policy years (see Partial Surrender).

Risks Associated with Investment Options
• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the policy owner.
•  Each investment option and each general account option will have its own unique risks.
• Review the prospectuses for the underlying mutual funds before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans (including investment advisory policy loans to pay investment advisory fees), partial surrenders (including partial surrenders to pay investment advisory fees), and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.
For more information, see Principal Risks and Lapse.

Investment Restrictions [Text Block]	• Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers).• Nationwide may impose restrictions to deter short-term trading in the Sub-Accounts (see Sub-Account Transfers).• Nationwide may limit the frequency of transfers involving the indexed interest options, and Nationwide reserves the right to restrict transfers out of the indexed interest strategies (see Indexed Interest Options Transfers).• The Fixed Account is not available for direct allocation of Premium by the policy owner (see The Fixed Account).• Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
Optional Benefit Restrictions [Text Block]	• Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.• Partial surrenders and Indebtedness, including where used to pay investment advisory fees to a third party financial intermediary from the policy’s Cash Value, will reduce benefits available under certain optional benefits.• Policy loans are not permitted while benefits are being paid under certain optional benefits.• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In Force.For more information, see Policy Riders and Rider Charges.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.• Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. Partial and full surrenders, including partial surrenders to pay investment advisory fees from the policy, may be subject to federal and state income taxes, may be taxed as ordinary income, and may be subject to a 10% tax penalty.For more information, see Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment to recommend this policy over another investment (see A Note on Charges).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy in Taxes).
Item 5. Principal Risks [Table Text Block]	Principal Risks Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the policy owner to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. State Variations This prospectus describes all the material features of the policy. Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. For a more detailed list of material state variations, see Appendix B: State Variations. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center. Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges. Unfavorable Sub-Account Investment Experience The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary. Risk Associated with Cash Value in the General Account Options Interest credited to, and availability of, Cash Value in the general account options (the Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate or the indexed interest options’ floor rates, see Minimum Guaranteed Interest Rate and Indexed Interest Strategies Interest Crediting. Additionally, the policy owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options. Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing. Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Payment of Investment Advisory Fees from the Policy If a policy owner elects to pay any investment advisory fees from the policy through partial surrenders or investment advisory policy loans, this may reduce the Death Benefit and other benefits under the policy, may result in adverse tax consequences, and may increase the risk of policy Lapse. While Nationwide will automatically repay any investment advisory policy loans first from any new Premium payments, Indebtedness will continue to grow if the policy owner does not make additional Premium payments to the policy. Interest charged against Indebtedness accrues daily, and over time, unpaid loan interest charges and additional investment advisory policy loans can cause the policy's Indebtedness to be significant. For more information, see Partial Surrender, Policy Loans, Lapse, and Taxes. Limitation of Access To Cash Value A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase risk of Lapse. Indexed Interest Options Transfer Restrictions and Limitations In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the indexed interest options. Before the policy's Maturity Date, the policy owner may make transfers to and/or from the indexed interest options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide reserves the right to restrict transfers out of the indexed interest strategies. See Indexed Interest Options Transfers for details about restrictions that apply to transfers to and from the indexed interest options. Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers for Limited Transfer Funds, see Sub-Account Transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks. Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center. Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans (including investment advisory policy loans) from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes. The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein. Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future. In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks. Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	The Death BenefitStandard Death Benefit OptionsPolicy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1.Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit .Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Insured's date of death.Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Insured's date of death.Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider is elected, when the Rider’s lapse protection feature is keeping the policy In Force when the Insured dies. While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.The Minimum Required Death BenefitThe policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code. The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code: •the cash value accumulation test; or•the guideline premium/cash value corridor test.If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. Cash Value Accumulation Test The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times. Guideline Premium/Cash Value Corridor Test The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured. In deciding which test to elect for the policy, consider the following: •The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide'sapproval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.•Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.•Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.Changes in the Death Benefit OptionAfter the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the No-Lapse Guarantee Policy Continuation provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Base Policy Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code. Incontestability Nationwide will not contest payment of the Death Benefit based on the initial Base Policy Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. The incontestability period in some states may be less than two years.Suicide If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount. The suicide period in some states may be less than two years.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes in the Death Benefit OptionAfter the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the No-Lapse Guarantee Policy Continuation provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Base Policy Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Charges and Contract Values, Note (N-6) [Text Block]	Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider is elected, when the Rider’s lapse protection feature is keeping the policy In Force when the Insured dies. While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
No-Lapse Guarantee Policy Continuation	Prevents Lapse during the No-Lapse Guarantee Period if premium requirements are satisfied	Standard
• The No-Lapse Guarantee Period is elected at the
time of application and cannot be changed after the
policy is issued
• The no-lapse guarantee monthly premium can
change due to action by the policy owner
• When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See No-Lapse Guarantee Policy Continuation

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from a limited number
of Sub-Accounts
• The Fixed Account is not available as an originating
investment option
• Transfers may not be directed to the Fixed Account
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the Fixed Account are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Declared Rate Policy Loans	Provide for policy loans	Standard	• Minimum loan amount is $200 See Policy Loans
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Investment Advisory Policy Loans	Provide for policy loans for investment advisory fees	Standard	• Limited availability • Subject to an annual maximum amount for any Policy Year • Nationwide reserves the right to stop offering at any time See Policy Loans
Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Not available if the Long-Term Care Rider is
elected
• Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
• Subject to annual and lifetime dollar amount
limitations
• 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• Benefit amount may be reduced because of
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
•  Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
•  Insured must have one of the qualifying critical
illness conditions to invoke this Rider
•  Subject to annual and lifetime dollar amount
limitations
•  Death Benefit must be changed to Death Benefit
option 1
•  Partial Surrenders and Indebtedness will reduce
benefits
•  Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• Benefit amount may be reduced because of
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• Benefit amount may be reduced because of
benefits paid under other Riders

Long-Term Care Rider	Provides a monthly benefit by accelerating a portion of the Base Policy Specified Amount for qualified long-term care services	Optional
• Must be elected at application
• If this Rider is elected, the Accelerated Death
Benefit for Chronic Illness Rider is not available
• Underwriting and approval of the Rider are
separate and distinct from that of the policy
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Increases of the Long-Term Care Specified Amount
are not permitted
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period before benefits are
paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• The Rider does not provide benefits for chronic
illness resulting from suicide attempts, the
commission of felonies, alcoholism or drug
addiction, or war. The Rider also does not cover
preexisting conditions not disclosed in the
application for the Rider if the need for services
begins during the first six months after the Rider
effective date.
• While benefit is being paid no loans or partial
surrenders may be taken

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
No-Lapse Guarantee Policy Continuation	Prevents Lapse during the No-Lapse Guarantee Period if premium requirements are satisfied	Standard
• The No-Lapse Guarantee Period is elected at the
time of application and cannot be changed after the
policy is issued
• The no-lapse guarantee monthly premium can
change due to action by the policy owner
• When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See No-Lapse Guarantee Policy Continuation

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from a limited number
of Sub-Accounts
• The Fixed Account is not available as an originating
investment option
• Transfers may not be directed to the Fixed Account
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the Fixed Account are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Declared Rate Policy Loans	Provide for policy loans	Standard	• Minimum loan amount is $200 See Policy Loans
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Investment Advisory Policy Loans	Provide for policy loans for investment advisory fees	Standard	• Limited availability • Subject to an annual maximum amount for any Policy Year • Nationwide reserves the right to stop offering at any time See Policy Loans
Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Not available if the Long-Term Care Rider is
elected
• Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
• Subject to annual and lifetime dollar amount
limitations
• 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• Benefit amount may be reduced because of
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
•  Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
•  Insured must have one of the qualifying critical
illness conditions to invoke this Rider
•  Subject to annual and lifetime dollar amount
limitations
•  Death Benefit must be changed to Death Benefit
option 1
•  Partial Surrenders and Indebtedness will reduce
benefits
•  Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• Benefit amount may be reduced because of
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• Benefit amount may be reduced because of
benefits paid under other Riders

Long-Term Care Rider	Provides a monthly benefit by accelerating a portion of the Base Policy Specified Amount for qualified long-term care services	Optional
• Must be elected at application
• If this Rider is elected, the Accelerated Death
Benefit for Chronic Illness Rider is not available
• Underwriting and approval of the Rider are
separate and distinct from that of the policy
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Increases of the Long-Term Care Specified Amount
are not permitted
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period before benefits are
paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• The Rider does not provide benefits for chronic
illness resulting from suicide attempts, the
commission of felonies, alcoholism or drug
addiction, or war. The Rider also does not cover
preexisting conditions not disclosed in the
application for the Rider if the need for services
begins during the first six months after the Rider
effective date.
• While benefit is being paid no loans or partial
surrenders may be taken

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Standard Benefit [Flag]	true
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations• Transfers are only permitted from a limited number of Sub-Accounts• The Fixed Account is not available as an originating investment option• Transfers may not be directed to the Fixed Account• Nationwide may modify, suspend, or discontinue these programs at any time• Transfers are only made monthlySee Policy Owner Services
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Policy The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000227145NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge, such as any Low Cost Sub-Account Fee. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Sub-Account Fee. The maximum Low Cost Sub-Account Fee applicable for any Sub-Account is 1.00%.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000227145NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge, such as any Low Cost Sub-Account Fee. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.61%	0.00%	1.61%	-5.06%	3.83%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	0.20%	1.14%	-36.52%	7.42%	11.90%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.05%	0.00%	1.05%	-15.82%	3.62%	9.06%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A) Investment Advisor: AllianceBernstein L.P.	0.59%	0.00%	0.59%	-4.19%	8.09%	11.37%
Equity	ALPS Variable Investment Trust - ALPS/ Alerian Energy Infrastructure Portfolio: Class III Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	17.32%	3.38%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	-13.66%	5.06%	7.87%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	0.00%	1.15%	-29.69%	2.54%	6.58%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.85%	0.00%	0.85%	-30.11%	10.86%	13.38%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.79%	0.00%	0.79%	-16.71%	7.56%	11.28%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - International Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.04%	0.00%	1.04%	-21.02%	-1.29%	3.67%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	-22.25%	2.07%	4.02%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.70%*	0.00%	0.70%	-12.75%	0.51%	1.12%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-8.69%	6.84%	11.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.80%*	0.00%	0.80%	-10.96%	2.27%	3.80%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	0.00%	0.79%	-14.50%	-0.23%	0.92%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	-16.07%	3.25%	4.80%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.21%*	0.00%	1.21%	-31.86%	14.35%	18.39%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	0.20%	1.25%	16.03%	6.62%	-1.34%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.30%*	0.35%	0.65%	-13.68%	6.13%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.35%	0.56%	-6.33%	-0.06%	0.76%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	-10.96%	4.47%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.35%	0.75%	-17.64%	0.52%	6.02%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.28%	0.35%	0.63%	-3.46%	1.48%	4.49%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.35%	0.47%	-1.16%	0.70%	0.58%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	-4.88%	5.67%	10.71%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	-4.21%	7.48%	11.05%
Fixed Income	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.11%	0.35%	0.46%	-12.45%	2.02%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	0.00%	1.17%	-2.68%	1.94%	2.52%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.80%	0.00%	1.80%	-30.26%	4.85%	10.53%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.20%	1.17%	-13.75%	2.56%	5.38%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	-26.49%	8.39%	11.15%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.73%	0.00%	0.73%	-18.45%	4.40%	8.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	62.87%	6.94%	4.54%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	0.35%	1.07%	-0.52%	3.17%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	-38.32%	12.80%	14.81%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-24.64%	12.14%	14.52%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	0.00%	1.07%	-26.57%	3.03%	6.98%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.65%	0.00%	0.65%	-13.21%	0.38%	1.28%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	-14.97%	5.68%	9.69%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.92%	0.00%	0.92%	-11.52%	1.09%	2.20%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	-7.35%	8.10%	9.94%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.40%*	0.00%	1.40%	-8.16%	1.48%	3.98%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in policies issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%	0.00%	0.71%	-5.47%	4.30%	5.51%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.77%*	0.00%	0.77%	-4.95%	-2.32%	-0.78%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.87%*	0.00%	0.87%	-16.15%	0.15%	2.48%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	-0.85%	1.64%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.12%*	0.00%	1.12%	-3.74%	5.19%	7.85%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.61%*	0.00%	0.61%	-14.53%	0.20%	2.12%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.67%	0.00%	0.67%	-1.68%	6.24%	9.80%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	0.00%	1.06%	-31.94%	2.59%	7.59%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	-24.93%	-0.91%	2.48%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	-27.16%	-0.01%	3.99%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.20%	0.82%	-16.40%	6.69%	8.43%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.20%	0.92%	-15.94%	9.62%	13.39%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	-13.90%	0.25%	1.10%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.67%	0.20%	0.87%	-5.56%	4.75%	8.52%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.14%	0.00%	1.14%	-8.84%	5.20%	3.72%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	1.23%*	0.00%	1.23%	-11.87%	-0.70%	1.04%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in policies issued before August 19, 2022 Investment Advisor: Lazard Asset Management LLC	1.38%	0.00%	1.38%	-15.12%	-3.19%	-0.12%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	0.20%	0.96%	-32.24%	7.38%	12.77%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	-29.01%	8.28%	10.95%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	0.00%	0.89%	-12.81%	1.01%	3.65%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.91%	0.00%	0.91%	-12.97%	8.83%	9.70%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.05%*	0.00%	1.05%	-28.79%	9.03%	12.25%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	-29.99%	7.53%	9.71%
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.03%*	0.00%	1.03%	0.48%	8.73%	8.35%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.13%*	0.00%	1.13%	-8.32%	3.94%	6.24%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	-37.82%	3.83%	8.87%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.48%*	0.20%	0.68%	-13.44%	0.53%	1.38%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.74%	0.00%	0.74%	-1.02%	9.27%	11.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.20%	0.43%	-13.23%	-0.22%	0.82%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.60%*	0.20%	0.80%	-12.84%	-0.48%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.09%*	0.00%	1.09%	-24.75%	-4.30%	-0.22%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.70%*	0.00%	0.70%	-12.55%	-0.71%	-0.06%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.33%	0.20%	0.53%	1.40%	1.01%	0.55%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	-14.12%	1.24%	4.51%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.31%	0.20%	0.51%	-14.14%	1.55%	4.51%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.35%	0.57%	-13.31%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%*	0.35%	0.59%	-15.96%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.43%*	0.35%	0.78%	-15.64%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.81%*	0.00%	0.81%	-12.49%	15.13%	15.27%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.20%	0.46%	-13.27%	6.43%	10.52%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners LTD	0.98%*	0.00%	0.98%	-37.93%	0.63%	4.26%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.18%	0.20%	0.38%	-18.20%	9.27%	12.39%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.28%	0.20%	0.48%	-20.46%	3.99%	8.91%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.29%	0.35%	0.64%	-15.74%	5.12%	8.22%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.35%	0.65%	-10.99%	3.18%	4.60%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.33%	0.35%	0.68%	-8.60%	2.71%	3.19%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.35%	0.65%	-14.55%	4.57%	7.06%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.30%	0.35%	0.65%	-12.66%	4.03%	5.81%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.54%*	0.00%	1.54%	-11.84%	3.22%	3.25%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	-15.71%	-0.85%	0.97%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.54%	0.53%	0.35%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.76%	0.00%	0.76%	-10.28%	1.89%	3.53%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.82%	0.00%	0.82%	-7.78%	1.77%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-5.74%	0.08%	0.42%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	-11.90%	1.96%	0.90%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Short- Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.61%	0.00%	0.61%	-0.15%	1.27%	1.35%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	-14.30%	-0.18%	0.92%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	0.80%	0.00%	0.80%	-14.46%	0.04%	1.43%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.03%	0.00%	1.03%	-5.89%	5.04%	9.12%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.04%*	0.00%	1.04%	-12.84%	0.45%	1.71%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.86%	0.00%	0.86%	-13.81%	-0.51%	1.16%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.20%	1.28%	-22.43%	6.30%	5.73%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-17.02%	1.02%	6.71%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-9.65%	5.92%	5.71%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-13.31%	3.79%	10.76%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.71%*	0.00%	1.71%	22.88%	5.33%	-4.49%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-32.70%	15.07%	18.82%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	48.29%	3.17%	0.09%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	42.56%	-10.63%	-10.18%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-18.11%	4.45%	8.66%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	11.28%	2.54%	1.75%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-12.00%	9.02%	12.18%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	-11.48%	0.22%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-44.84%	0.46%	9.11%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.56%	-0.20%	7.18%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.67%*	0.00%	1.67%	-3.40%	2.25%	2.25%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	-34.14%	10.00%	14.37%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	-11.08%	6.60%	-2.75%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-27.40%	1.12%	4.29%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-26.52%	7.28%	8.88%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-28.35%	6.82%	11.04%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-2.55%	4.27%	9.37%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-22.62%	2.17%	6.15%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-5.22%	5.80%	9.46%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-29.90%	-0.20%	6.74%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	0.00%	1.67%	-8.24%	3.47%	6.90%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-36.25%	9.56%	13.38%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-25.85%	-1.05%	2.86%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	-35.03%	1.76%	9.34%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.77%	0.00%	1.77%	1.04%	6.28%	8.52%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	-38.66%	4.89%	11.40%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%*	0.00%	0.99%	-3.59%	6.77%	9.41%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	0.00%	1.19%	-12.69%	10.56%	15.35%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	-22.75%	6.94%	11.68%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I (formerly, The Merger Fund VL - The Merger Fund VL) Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC	1.57%*	0.00%	1.57%	0.88%	4.48%	3.16%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Portfolio is only available in policies issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.18%	0.20%	1.38%	-24.36%	-4.83%	1.25%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.09%	0.00%	1.09%	8.39%	4.26%	0.35%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.35%	0.56%	-14.30%	5.96%	8.41%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	-15.48%	8.57%	13.75%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	-14.90%	2.52%	4.52%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.35%	0.64%	-11.49%	8.08%	10.08%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.30%	0.35%	0.65%	-0.66%	8.51%	11.58%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.35%	0.49%	-18.23%	9.27%	12.40%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	-13.13%	-0.12%
Type	Underlying Mutual Fund and Adviser/Sub- Adviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.34%	0.35%	0.69%	-33.37%	8.55%	12.49%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.25%	0.35%	0.60%	-9.36%	2.24%	3.62%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.41%	0.35%	0.76%	-30.12%	4.45%	7.58%
Equity	Vanguard Variable Insurance Fund - Mid- Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.35%	0.52%	-18.82%	7.18%	10.95%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.12%	0.35%	0.47%	-15.93%	3.65%	6.14%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.35%	0.61%	-26.30%	3.69%	6.36%
Fixed Income	Vanguard Variable Insurance Fund - Short- Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	-5.72%	1.10%	1.44%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	-13.21%	-0.10%	0.92%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.35%	0.46%	-16.01%	1.01%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	-19.59%	8.55%	11.92%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co.	1.10%*	0.00%	1.10%	-26.09%	4.88%	6.92%

Portfolio Company Objective [Text Block]	Type
Nationwide Advisory VUL | PolicyLapseMember
Prospectus:
Risk [Text Block]	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans (including investment advisory policy loans to pay investment advisory fees), partial surrenders (including partial surrenders to pay investment advisory fees), and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.For more information, see Principal Risks and Lapse.
Nationwide Advisory VUL | StateVariationsMember
Prospectus:
Principal Risk [Text Block]	State Variations This prospectus describes all the material features of the policy. Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. For a more detailed list of material state variations, see Appendix B: State Variations. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Nationwide Advisory VUL | RiskofIncreaseinCurrentFeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges.
Nationwide Advisory VUL | UnfavorableSubAccountInvestmentExperienceMember
Prospectus:
Principal Risk [Text Block]	Unfavorable Sub-Account Investment Experience The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Nationwide Advisory VUL | RiskAssociatedwithCashValueintheGeneralAccountOptionsMember
Prospectus:
Principal Risk [Text Block]	Risk Associated with Cash Value in the General Account Options Interest credited to, and availability of, Cash Value in the general account options (the Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate or the indexed interest options’ floor rates, see Minimum Guaranteed Interest Rate and Indexed Interest Strategies Interest Crediting. Additionally, the policy owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options. Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Advisory VUL | PaymentofInvestmentAdvisoryFeesfromthePolicyMember
Prospectus:
Principal Risk [Text Block]	Payment of Investment Advisory Fees from the Policy If a policy owner elects to pay any investment advisory fees from the policy through partial surrenders or investment advisory policy loans, this may reduce the Death Benefit and other benefits under the policy, may result in adverse tax consequences, and may increase the risk of policy Lapse. While Nationwide will automatically repay any investment advisory policy loans first from any new Premium payments, Indebtedness will continue to grow if the policy owner does not make additional Premium payments to the policy. Interest charged against Indebtedness accrues daily, and over time, unpaid loan interest charges and additional investment advisory policy loans can cause the policy's Indebtedness to be significant. For more information, see Partial Surrender, Policy Loans, Lapse, and Taxes.
Nationwide Advisory VUL | LimitationofAccessToCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitation of Access To Cash Value A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase risk of Lapse.
Nationwide Advisory VUL | IndexedInterestOptionsTransferRestrictionsandLimitationsMember
Prospectus:
Principal Risk [Text Block]	Indexed Interest Options Transfer Restrictions and Limitations In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the indexed interest options. Before the policy's Maturity Date, the policy owner may make transfers to and/or from the indexed interest options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide reserves the right to restrict transfers out of the indexed interest strategies. See Indexed Interest Options Transfers for details about restrictions that apply to transfers to and from the indexed interest options.
Nationwide Advisory VUL | SubAccountTransferLimitationsMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers for Limited Transfer Funds, see Sub-Account Transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Nationwide Advisory VUL | SubAccountInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide Advisory VUL | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans (including investment advisory policy loans) from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes. The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Nationwide Advisory VUL | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future. In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Nationwide Advisory VUL | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Nationwide Advisory VUL | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Nationwide Advisory VUL | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks). The primary benefit of this policy is life insurance coverage, and it is designed for long term financial planning. In addition, the policy may limit partial surrenders in the early policy years (see Partial Surrender).
Nationwide Advisory VUL | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the policy owner.• Each investment option and each general account option will have its own unique risks.• Review the prospectuses for the underlying mutual funds before making an investment decision.See Principal Risks.
Nationwide Advisory VUL | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
Nationwide Advisory VUL | Contract Lapse Risk [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Nationwide Advisory VUL | AdvisorsPreferredTrustGoldBullionStrategyPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Adviser [Text Block]	Advisors Preferred, LLC
Portfolio Company Subadviser [Text Block]	Flexible Plan Investments, Ltd.
Current Expenses [Percent]	1.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.61%
Average Annual Total Returns, 1 Year [Percent]	(5.06%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Nationwide Advisory VUL | AlgerCapitalAppreciationPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(36.52%)
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	11.90%
Nationwide Advisory VUL | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Nationwide Advisory VUL | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(4.19%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.37%
Nationwide Advisory VUL | ALPSVariableInvestmentTrustALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(16.71%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
Nationwide Advisory VUL | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Nationwide Advisory VUL | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Nationwide Advisory VUL | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Nationwide Advisory VUL | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Nationwide Advisory VUL | ColumbiaFundsVariableInsuranceTrustIIColumbiaVariablePortfolioSeligmanGlobalTechnologyClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(31.86%)
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	18.39%
Nationwide Advisory VUL | CreditSuisseTrustCommodityReturnStrategyPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Adviser [Text Block]	Credit Suisse Asset Management, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	(1.34%)
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncVAEquityAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(6.33%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(1.16%)
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.58%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Nationwide Advisory VUL | DFAInvestmentDimensionsGroupIncVITInflationProtectedSecuritiesPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	2.02%
Nationwide Advisory VUL | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(2.68%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Nationwide Advisory VUL | FederatedHermesInsuranceSeriesFederatedHermesKaufmannFundIIServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp.
Current Expenses [Percent]	1.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	(30.26%)
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Nationwide Advisory VUL | FederatedHermesInsuranceSeriesFederatedHermesManagedVolatilityFundIIPrimarySharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Federated Equity Management Company of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(13.75%)
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPDisciplinedSmallCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(0.52%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(24.64%)
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.57%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
Nationwide Advisory VUL | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Nationwide Advisory VUL | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(8.16%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Nationwide Advisory VUL | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Nationwide Advisory VUL | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
Nationwide Advisory VUL | GuggenheimVariableFundsTrustSeriesETotalReturnBondSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.48%
Nationwide Advisory VUL | GuggenheimVariableFundsTrustSeriesFFloatingRateStrategiesSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(0.85%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Nationwide Advisory VUL | GuggenheimVariableFundsTrustSeriesQSmallCapValueSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(3.74%)
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Nationwide Advisory VUL | InvescoInvescoVICorePlusBondFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.53%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	2.12%
Nationwide Advisory VUL | InvescoInvescoVIDiversifiedDividendFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(1.68%)
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Nationwide Advisory VUL | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(31.94%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Nationwide Advisory VUL | InvescoInvescoVIGlobalRealEstateFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.93%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
Nationwide Advisory VUL | InvescoOppenheimerVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(27.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	3.99%
Nationwide Advisory VUL | JanusAspenSeriesJanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(16.40%)
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Nationwide Advisory VUL | JanusAspenSeriesJanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.94%)
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	13.39%
Nationwide Advisory VUL | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Nationwide Advisory VUL | JanusAspenSeriesJanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(5.56%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Nationwide Advisory VUL | JanusAspenSeriesJanusHendersonOverseasPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Nationwide Advisory VUL | JohnHancockVariableInsuranceTrustEmergingMarketsValueTrustSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	1.04%
Nationwide Advisory VUL | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(15.12%)
Average Annual Total Returns, 5 Years [Percent]	(3.19%)
Average Annual Total Returns, 10 Years [Percent]	(0.12%)
Nationwide Advisory VUL | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(32.24%)
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Nationwide Advisory VUL | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.01%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Nationwide Advisory VUL | LordAbbettSeriesFundIncBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.81%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Nationwide Advisory VUL | MainStayVPFundsTrustMainStayVPMacKayConvertiblePortfolioService2ClassMember
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
Portfolio Company Objective [Text Block]	Convertibles
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Nationwide Advisory VUL | MFSVariableInsuranceTrustMFSMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(28.79%)
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	12.25%
Nationwide Advisory VUL | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Nationwide Advisory VUL | MFSVariableInsuranceTrustMFSUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Nationwide Advisory VUL | MorganStanleyVariableInsuranceFundIncGlobalInfrastructurePortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(8.32%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(37.82%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(13.44%)
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassXMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(1.02%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITBondIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(13.23%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITEmergingMarketsFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd and Loomis, Sayles & Company L.P.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	(4.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.22%)
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITGovernmentBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(12.55%)
Average Annual Total Returns, 5 Years [Percent]	(0.71%)
Average Annual Total Returns, 10 Years [Percent]	(0.06%)
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(14.14%)
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(13.31%)
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(15.96%)
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITJPMorganMozaicMultiAssetFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(15.64%)
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapCoreFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.49%)
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(13.27%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners LTD
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(37.93%)
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	4.26%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITSP500IndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(18.20%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.39%
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(20.46%)
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Nationwide Advisory VUL | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.74%)
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Nationwide Advisory VUL | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(10.99%)
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	4.60%
Nationwide Advisory VUL | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Nationwide Advisory VUL | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(14.55%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Nationwide Advisory VUL | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	5.81%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustAllAssetPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(11.84%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(15.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.85%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustGlobalCoreBondHedgedPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.54%)
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustHighYieldPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.28%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.53%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustIncomePortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(7.78%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustLowDurationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.74%)
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.42%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.90%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	0.90%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(0.15%)
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Nationwide Advisory VUL | PIMCOVariableInsuranceTrustTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Nationwide Advisory VUL | PioneerVariableContractsTrustPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.46%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Nationwide Advisory VUL | PioneerVariableContractsTrustPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(5.89%)
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Nationwide Advisory VUL | PioneerVariableContractsTrustPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(12.84%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Nationwide Advisory VUL | PutnamVariableTrustPutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(13.81%)
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.16%
Nationwide Advisory VUL | RoyceCapitalFundRoyceMicroCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(22.43%)
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Nationwide Advisory VUL | RydexVariableTrustBankingFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Banking Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(17.02%)
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	6.71%
Nationwide Advisory VUL | RydexVariableTrustBasicMaterialsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Basic Materials Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(9.65%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.71%
Nationwide Advisory VUL | RydexVariableTrustBiotechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Biotechnology Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(13.31%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Nationwide Advisory VUL | RydexVariableTrustCommoditiesStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Commodities Strategy Fund
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.71%
Average Annual Total Returns, 1 Year [Percent]	22.88%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	(4.49%)
Nationwide Advisory VUL | RydexVariableTrustElectronicsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Electronics Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(32.70%)
Average Annual Total Returns, 5 Years [Percent]	15.07%
Average Annual Total Returns, 10 Years [Percent]	18.82%
Nationwide Advisory VUL | RydexVariableTrustEnergyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	48.29%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	0.09%
Nationwide Advisory VUL | RydexVariableTrustEnergyServicesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Energy Services Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	42.56%
Average Annual Total Returns, 5 Years [Percent]	(10.63%)
Average Annual Total Returns, 10 Years [Percent]	(10.18%)
Nationwide Advisory VUL | RydexVariableTrustFinancialServicesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(18.11%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Nationwide Advisory VUL | RydexVariableTrustGlobalManagedFuturesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.75%
Nationwide Advisory VUL | RydexVariableTrustHealthCareFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Health Care Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(12.00%)
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Nationwide Advisory VUL | RydexVariableTrustHighYieldStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - High Yield Strategy Fund
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	(11.48%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Nationwide Advisory VUL | RydexVariableTrustInternetFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Internet Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(44.84%)
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Nationwide Advisory VUL | RydexVariableTrustLeisureFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Leisure Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(27.56%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	7.18%
Nationwide Advisory VUL | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(3.40%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Nationwide Advisory VUL | RydexVariableTrustNASDAQ100FundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - NASDAQ-100® Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	(34.14%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.37%
Nationwide Advisory VUL | RydexVariableTrustPreciousMetalsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Precious Metals Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	(11.08%)
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	(2.75%)
Nationwide Advisory VUL | RydexVariableTrustRealEstateFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Real Estate Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(27.40%)
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Nationwide Advisory VUL | RydexVariableTrustRetailingFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Retailing Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(26.52%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Nationwide Advisory VUL | RydexVariableTrustSP500PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Growth Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(28.35%)
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	11.04%
Nationwide Advisory VUL | RydexVariableTrustSP500PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P 500 Pure Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(2.55%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Nationwide Advisory VUL | RydexVariableTrustSPMidCap400PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(22.62%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Nationwide Advisory VUL | RydexVariableTrustSPMidCap400PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(5.22%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Nationwide Advisory VUL | RydexVariableTrustSPSmallCap600PureGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(29.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	6.74%
Nationwide Advisory VUL | RydexVariableTrustSPSmallCap600PureValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(8.24%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Nationwide Advisory VUL | RydexVariableTrustTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Technology Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(36.25%)
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Nationwide Advisory VUL | RydexVariableTrustTelecommunicationsFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(25.85%)
Average Annual Total Returns, 5 Years [Percent]	(1.05%)
Average Annual Total Returns, 10 Years [Percent]	2.86%
Nationwide Advisory VUL | RydexVariableTrustTransportationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Transportation Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(35.03%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Nationwide Advisory VUL | RydexVariableTrustUtilitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Utilities Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	1.04%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Nationwide Advisory VUL | TRowePriceEquitySeriesIncTRowePriceBlueChipGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(38.66%)
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Nationwide Advisory VUL | TRowePriceEquitySeriesIncTRowePriceEquityIncomePortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Nationwide Advisory VUL | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
Nationwide Advisory VUL | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(22.75%)
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	11.68%
Nationwide Advisory VUL | TheMergerFundVLTheMergerFundVLClassIMember
Prospectus:
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.57%
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	3.16%
Nationwide Advisory VUL | VanEckVIPTrustVanEckVIPEmergingMarketsFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(24.36%)
Average Annual Total Returns, 5 Years [Percent]	(4.83%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
Nationwide Advisory VUL | VanEckVIPTrustVanEckVIPGlobalResourcesFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Nationwide Advisory VUL | VanguardVariableInsuranceFundBalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Nationwide Advisory VUL | VanguardVariableInsuranceFundCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
Nationwide Advisory VUL | VanguardVariableInsuranceFundConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Nationwide Advisory VUL | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(11.49%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Nationwide Advisory VUL | VanguardVariableInsuranceFundEquityIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Nationwide Advisory VUL | VanguardVariableInsuranceFundEquityIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Nationwide Advisory VUL | VanguardVariableInsuranceFundGlobalBondIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(13.13%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
Nationwide Advisory VUL | VanguardVariableInsuranceFundGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(33.37%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.49%
Nationwide Advisory VUL | VanguardVariableInsuranceFundHighYieldBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(9.36%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Nationwide Advisory VUL | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.41%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Nationwide Advisory VUL | VanguardVariableInsuranceFundMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Nationwide Advisory VUL | VanguardVariableInsuranceFundModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(15.93%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Nationwide Advisory VUL | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Nationwide Advisory VUL | VanguardVariableInsuranceFundShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(5.72%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Nationwide Advisory VUL | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Nationwide Advisory VUL | VanguardVariableInsuranceFundTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(16.01%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Nationwide Advisory VUL | VanguardVariableInsuranceFundTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Nationwide Advisory VUL | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Nationwide Advisory VUL | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Nationwide Advisory VUL | NoLapseGuaranteePolicyContinuationMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	• The No-Lapse Guarantee Period is elected at the time of application and cannot be changed after the policy is issued• The no-lapse guarantee monthly premium can change due to action by the policy owner• When the No-Lapse Guarantee Period ends, the policy may be at risk of LapseSee No-Lapse Guarantee Policy Continuation
Nationwide Advisory VUL | AssetRebalancingMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Assets in the Fixed Account are excluded from the program• Rebalances only permitted on a three, six, or 12 month scheduleSee Policy Owner Services
Nationwide Advisory VUL | AutomatedIncomeMonitorMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Only available to policies that are not modified endowment contracts• Policy owners are responsible for monitoring the policy to prevent Lapse• Program will terminate upon the occurrence of specified events• Nationwide may modify, suspend, or discontinue the program at any timeSee Policy Owner Services
Nationwide Advisory VUL | DeclaredRatePolicyLoansMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Minimum loan amount is $200See Policy LoansName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Nationwide Advisory VUL | InvestmentAdvisoryPolicyLoansMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Limited availability• Subject to an annual maximum amount for any Policy Year• Nationwide reserves the right to stop offering at any timeSee Policy Loans
Nationwide Advisory VUL | AcceleratedDeathBenefitforChronicIllnessRiderMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements• Insured must be between Attained Age 18 and 65 when the policy is issued• Not available if the Long-Term Care Rider is elected• Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim• Subject to annual and lifetime dollar amount limitations• 90-day waiting period applies for the first claim; waiting period may apply for subsequent claims• Death Benefit must be changed to Death Benefit option 1• Partial Surrenders and Indebtedness will reduce benefits• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• Benefit amount may be reduced because of benefits paid under other Riders
Nationwide Advisory VUL | AcceleratedDeathBenefitforCriticalIllnessRiderMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements• Insured must be between Attained Age 18 and 65 when the policy is issued• Insured must have one of the qualifying critical illness conditions to invoke this Rider• Subject to annual and lifetime dollar amount limitations• Death Benefit must be changed to Death Benefit option 1• Partial Surrenders and Indebtedness will reduce benefits• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• Benefit amount may be reduced because of benefits paid under other RidersName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Nationwide Advisory VUL | AcceleratedDeathBenefitforTerminalIllnessRiderMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	• The Rider only applies to the Insured under the base policy• Invoking the Rider is subject to eligibility requirements• Requested Percentage must not exceed 50% of the Base Policy Specified Amount• Amount of the accelerated death benefit payment must be at least $10,000 and cannot exceed $250,000• The minimum Base Policy Specified Amount for the policy must still be met after processing the acceleration request• Timing restrictions on coverage may apply• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• Benefit amount may be reduced because of benefits paid under other Riders
Nationwide Advisory VUL | LongTermCareRiderMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Must be elected at application• If this Rider is elected, the Accelerated Death Benefit for Chronic Illness Rider is not available• Underwriting and approval of the Rider are separate and distinct from that of the policy• Insured must be between Attained Age 21 and 80 when the Rider is elected• Long-Term Care Specified Amount must be at least $100,000 and no more than the maximum determined in underwriting• Increases of the Long-Term Care Specified Amount are not permitted• Subject to maximum monthly benefit• Subject to eligibility requirements to invoke the Rider• Subject to an elimination period before benefits are paid• Written notice of claim is required• Benefit associated with the Rider may not cover all long-term care costs incurred• The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.• While benefit is being paid no loans or partial surrenders may be taken
Nationwide Advisory VUL | OverloanLapseProtectionRiderIIMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements to invoke the Rider• Election to invoke is irrevocable• Once invoked, all other Riders terminate• Cash Value will be transferred to the Fixed Account and may not be transferred out• No further loans or partial surrenders may be taken from the policy
Nationwide Advisory VUL | DeathBenefitOption1Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Insured's date of death.
Nationwide Advisory VUL | DeathBenefitOption2Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Insured's date of death.